Other Balance Sheet Items (Details) - Schedule of accrued expenses and other payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other payables [Abstract]
Payroll and related accruals	$ 154,936	$ 75,344
Accrued expenses	149,044	63,067
Other payables	12,543	13,606
Total accrued expenses and other payables	$ 316,523	$ 152,017